Summary of Significant Accounting Policies - Schedule of Currency Exchange Rate (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
RMB exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	6.898	7.119	7.2567
Period average US$	7.0061	7.2125	7.2308
HK exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	7.84	7.7809	7.7799
Period average US$	7.7954	7.7948	7.7771